Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2023
Principal Accountant Fees and Services
Schedule of fees for audit and other professional services

€ millions	2023			2022			2021
	BDO AG	Foreign BDO		KPMG AG	Foreign KPMG		KPMG AG	Foreign
	(Germany)	Firms	Total	(Germany)	Firms	Total	(Germany)	KPMG Firms	Total
Audit fees	8	5	13	4	10	14	3	8	12
Audit-related fees	0	1	1	3	7	10	2	5	7
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	8	6	14	7	17	24	6	13	19